Stock-based compensation - Summary of Options Awards Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, shares	2,692,619
Ending balance, shares	0	2,692,619
Options awards exercisable	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, shares	2,692,619	0
Granted		2,806,905
Exercised		0
Forfeited		(114,286)
Ending balance, shares		2,692,619
Options awards exercisable		0
Options awards vested		2,692,619
Beginning balance, Weighted average exercise price	$ 21	$ 0
Granted, Weighted average exercise price		21
Exercised, Weighted average exercise price		0
Forfeited, Weighted average exercise price		21
Ending balance, Weighted average exercise price		21
Options awards exercisable, Weighted average exercise price		0
Options awards vested, Weighted average exercise price		$ 21